Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Others	$ 9,065,588	$ 5,172,805	$ 3,666,545
Total	104,037,710	89,061,010	79,626,071
Eye drops bottle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	2,398,222	2,466,978	1,988,619
Oral medicine bottle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	3,263,135	2,200,569	1,843,626
Anal bag [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	739,376	554,859	537,221
Other Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	7,082,672	6,114,349	5,228,327
Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	13,483,405	11,336,755	9,597,793
Masks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	600,534	9,632,150	239,439
Identification tape [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	15,049,686	11,617,668	11,986,329
Disposable medical brush [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	8,493,760	6,353,649	6,866,189
Gynecological inspection kits [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	8,752,617	4,924,689	5,534,425
Surgical kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	4,754,769	3,383,215	3,631,577
Medical brush [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	4,130,703	3,635,190	3,268,554
Medical kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	5,037,054	3,429,371	3,028,961
Other Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	31,282,738	26,461,225	28,055,133
Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	78,101,861	69,437,157	62,610,607
Electronic pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	246,819	292,211	549,942
Anesthesia puncture kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	430,288	438,047	429,806
Disposable infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	278,734	335,632	364,858
Infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	309,746	196,686	350,450
Electronic infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	291,725	185,030
Laparoscopic trocar [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	219,901	134,585	222,205
Other Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	1,609,643	1,532,102	1,833,865
Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	$ 3,386,856	$ 3,114,293	$ 3,751,126